Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use Of Estimates	USE OF ESTIMATESThe preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of business combinations, impairment of long-lived assets and goodwill, useful lives of long-lived assets, income taxes including the valuation of deferred tax assets and uncertain tax positions, stock-based compensation expenses, post-employment benefits liabilities (including the actuarial assumptions), as well as in estimates used in applying the Company's revenue recognition policies. Actual results may differ from estimated results.
Functional Currency	FUNCTIONAL CURRENCY
The Company’s revenues are generated mainly in U.S. dollars. In addition, most of the Company’s costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries that are denominated in other currencies have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, “Foreign Currency Matters”. All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those Israeli and non-Israeli subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Principles Of Consolidation	PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries and variable interest entities that are required to be consolidated.

Intercompany transactions and balances, including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Comprehensive Income	COMPREHENSIVE INCOME
The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. Accordingly, the Company presents a separate statement of consolidated comprehensive income.

Business Combinations	BUSINESS COMBINATIONS
The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs to be expensed as incurred. During the measurement period, which is not to exceed one year from the acquisition date, adjustments to the assets acquired and liabilities assumed are recorded with the corresponding offset to goodwill. Subsequent adjustments, as well as any excess of the fair value of net assets acquired over purchase price or changes in the fair value of contingent consideration, are recognized in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax positions are to be recognized in earnings.

Cash And Cash Equivalents	CASH AND CASH EQUIVALENTS Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.
Short-Term Bank Deposits and Restricted Cash	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates fair value.
Inventories	INVENTORIES
Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:

•Raw materials using the average or FIFO cost method.

•Work in progress:

•Costs incurred on certain long-term contracts in progress, but for which control has not transferred to the customer, include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(U)).

•Labor overhead is generally included on the basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Pre-contract costs are generally expensed, but can be deferred and included in inventory only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 340-40.

Investment In Affiliated Companies, Partnerships And Other Companies	INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES
Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on inter-company sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

For certain investments, the Company elected to measure the investments at fair value. Such elections are irrevocable. Under the fair value method, investments are recorded at fair value and any changes in fair value are reported in the consolidated statements of operations. All costs (other than purchase price) directly associated with the acquisition of an investment to be accounted for using the fair value method are expensed as incurred.

Investments in preferred shares, which do not result in significant influence and without readily determinable fair value, are measured at cost, less impairments, plus or minus observable price changes. Equity investments without readily determinable fair value are assessed for impairment periodically.

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g, budgets, business plans, financial statements, etc.). During 2025, 2024 and 2023 no impairment was recorded.

Variable Interest Entities	VARIABLE INTEREST ENTITIES
ASC 810-10, “Consolidation”, provides a framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The determination of whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether an entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent’s ownership interest with no change of control are treated as equity transactions, rather than acquisitions achieved in stages or dilution gains or losses. Losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interests even when the investment in the subsidiary was already reduced to zero.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

J.     VARIABLE INTEREST ENTITIES (Cont.)

The Company holds 50% of the contractual rights in, and is the primary beneficiary of, an Israeli limited partnership, which is considered to be a VIE and is consolidated in the Company’s financial statements.

Long-Term Receivables	LONG-TERM RECEIVABLESLong-term trade, unbilled (contract assets) and other receivables, with payment terms in excess of one year that are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).
Long-Term Bank Deposits	LONG-TERM BANK DEPOSITS
Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

Property, Plant And Equipment	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company’s own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-17%
Instruments, machinery and equipment	6%-32%
Office furniture and other	7%-11%
Motor vehicles and airplanes	13%-17%	(Mainly 15%)

(*)    Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

The Company capitalizes direct costs (internal and external) of materials and services used in the development and purchase of internal-use software. Amounts capitalized are amortized on a straight-line basis over a period of 3 to 12 years and are reported as a component of property and equipment.

Other Intangible Assets	INTANGIBLE ASSETS
Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost, net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method or the accelerated method, whichever better reflects the applicable expected utilization pattern.

Impairment Of Long-Lived Assets	IMPAIRMENT OF LONG-LIVED ASSETS
The Company’s long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360 “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is determined by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If the carrying amount is higher, an asset is deemed to be impaired and the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For the years ended December 31, 2025, 2024 and 2023, no impairment was recognized.

Goodwill Impairment	GOODWILL IMPAIRMENT
Goodwill is subject to an impairment test at the reporting unit level on an annual basis during the fourth quarter of the year (or more frequently if impairment indicators arise). Our annual testing date for all reporting units is December 31.

The Company identified several reporting units based on the guidance of ASC 350, “Intangibles – Goodwill and Other”.

The impairment test compares carrying values of the reporting units to its estimated fair values. If the carrying value exceeds the fair value, then the Company recognizes an impairment of goodwill for the amount of this excess. For each of the three years in the period ended December 31, 2025, no impairment was identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

Severance Pay	SEVERANCE PAY
Elbit Systems’ and its Israeli subsidiaries’ obligations for severance pay are calculated pursuant to Israel’s Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and are presented on an undiscounted basis (the “Shut Down Method”). Subject to certain conditions, employees are entitled to one month’s salary for each year of employment or a portion thereof. The obligation is funded by monthly deposits through insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company’s balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to the balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with such Section 14. The agreement mandates that upon termination of such employees’ employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet, as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2025, 2024 and 2023, amounted to approximately $96,543, $85,685 and $78,659, respectively.

Pension And Other Postretirement Benefits	PENSION AND OTHER POSTRETIREMENT BENEFITS
The Company accounts for its obligations for pension and other post-retirement benefits in accordance with ASC 715, “Compensation – Retirement Benefits”. The Company reports the service cost component of net retirement benefit cost separately from the other components of net retirement benefit cost in the Consolidated Statement of Income (see Note 17).

Revenue Recognition
Remaining performance obligations (“Backlog”):
Backlog represents the future revenues expected to be recognized on firm orders received by the Company and is equivalent to the Company’s remaining performance obligations at the end of each period for a remaining period of more than a year. Unexercised contract options and indefinite delivery indefinite quantity (“IDIQ”) contracts are not included in backlog until the time an option or specific task order is authorized, exercised or awarded.
The Company's backlog as of December 31, 2025 was $28.1 billion. The Company expects to recognize approximately 54% as revenues in 2026 and 2027, with the remainder to be recognized thereafter
Warranty	WARRANTY
The Company estimates the costs that may be incurred under its basic warranty. Such costs are estimated as part of the total contract’s cost and are recorded as a liability at the time revenue is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.

Research And Development Costs
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

U.    RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements, which are recorded as part of cost of revenues over the period that revenue is recognized, consistent with the Company’s revenue recognition accounting policy. The Company does not perform significant standalone research and development for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.
Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Innovation Authority of the Ministry of Economy (formerly the Office of Chief Scientist) and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are required to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of Cost of revenues (COR). For more information regarding such royalty commitments see Note 21A. For more information regarding grants and participation received see Note 24.
Income Taxes
V.    INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, “Income Taxes”. This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company establishes reserves for uncertain tax positions based on an evaluation of whether the tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Concentration Of Credit Risks
W.    CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, derivative instruments and accounts receivables.

The majority of the Company’s cash and cash equivalents and short and long-term deposits are invested with major banks, mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s investments have a high credit rating.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

W.    CONCENTRATION OF CREDIT RISKS (Cont.)

The Company’s trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States, Europe and Asia-Pacific. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for expected credit loss is recognized to the extent that those amounts are not expected to be collected.

The Company entered into foreign exchange forward contracts and cross currency interest rate swaps (together “derivative instruments”) intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company’s non-dollar currency and interest rates exposures (see Note 2X).

X.    DERIVATIVE FINANCIAL INSTRUMENTS
The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”, which requires the Company to recognize all derivatives on the balance sheet at fair value. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair values of hedge components excluded from the assessment of effectiveness are recognized in net earnings on a straight-line basis, which the Company has determined is a systematic and rational method. The classifications of gains or losses recognized on cash flow hedging instruments and excluded components within the Consolidated Statements of Income are the same as the underlying exposures.
Derivative Financial Instruments
For derivative instruments that do not meet the definition of a hedge, the changes in fair value are included immediately in earnings in “Financial expenses, net” in each reporting period (see Note 25).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also may enter into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

In connection with the issuance of Series B Notes in 2021 on the Tel Aviv Stock Exchange (see Note 16), the Company entered into cross-currency interest rate swap transactions with a notional principal of NIS 1.5 billion, to effectively hedge the effect of interest and exchange rate difference from the NIS Series B Notes. The cross-currency interest rate swap instruments effectively convert the NIS fixed interest rate of the debt to U.S. dollar fixed interest rate. The terms of the swap agreements substantially match the terms of the debt. Under the terms of the swap agreements, the Company pays interest semi-annually in U.S. dollars at an annual weighted rate of 1.92%.

The swap agreements are designated as a cash flow hedge.

Stock-Based Compensation	STOCK-BASED COMPENSATION
The Company accounts for share-based arrangements under ASC 718, “Compensation – Stock Compensation”, which requires all share-based payments, including grants of employee stock options to be recognized in the income statement based on their fair values.

Fair Value Of Financial Instruments	FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade and unbilled receivables and contract assets, net, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurement”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Z.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

Under FASB ASC 825-10, the Company may elect to report certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in net income. After the initial adoption, the election is made at the time an eligible financial asset or financial liability or firm commitment is acquired or incurred, as applicable, or when certain specified reconsideration events occur. The fair value election, with respect to an item, may not be revoked once an election is made.

The Company has elected to account for certain investments that would otherwise be accounted for under the equity method using the fair value method (see Note 6). For these investments the Company will also measure any guarantee at fair value, with changes in fair value reported through earnings. Such investments are categorized as level 3.

Investments elected to be accounted for using the fair value method classified under Level 3, evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows.

The Company’s cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, and can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Accordingly, such instruments are categorized as Level 2.

The Company’s foreign currency derivative instruments are classified as Level 2 because valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent purchase obligations and deferred payments related to acquisitions accounted under Level 3 are accounted for under the discounted cash flow method.

Transfers and Servicing of Financial Assets	TRANSFERS OF FINANCIAL ASSETS
ASC 860, “Transfers and Servicing”, establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for transfers of financial assets to qualify for accounting as a true sale. Transfers of financial assets typically consist of the factoring of receivables to Israeli and European financial institutions. Financial expenses related to the sold rights were $27,925, $42,654 and $17,474 for the years ended December 31, 2025, 2024 and 2023, respectively. The increase in factoring expenses during 2024, is mainly due to the extension of the premise evacuation agreement.

The Company's agreement pursuant to which the Company sells its trade receivables is structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution, (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership, (iii) confers on the financial institution the right to further pledge or exchange the receivable and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and will not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation under the contract giving rise to the receivable.

Basic And Diluted Net Earnings Per Share	BASIC AND DILUTED NET EARNINGS PER SHARE
Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per share when their effect is anti-dilutive.

Segment Reporting	SEGMENT REPORTING
The Company reports segment information based on a management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments (See Note 23).

Recent Accounting Pronouncements
AD.    SUPPLIER FINANCE PROGRAM OBLIGATIONS

The Company facilitates a voluntary supplier finance programs through a financial institution that allows certain suppliers in Israel to request early payment for invoices, at a discount, from the financial institution. The Company’s obligations to its suppliers, including amounts due and payment terms, are consistent, irrespective of whether a supplier participates in the program. The Company is not party to the arrangements between the participating suppliers and the financial institution. Under this program, the Company confirms the validity of supplier invoices to the financial institution and remits payments to it based on the original payment terms. The outstanding obligation under the suppliers finance program are included within the short-term and long-term account payables in the consolidated balance sheet. As of December 31, 2025 and 2024 the amount of supplier finance obligation was as follows:

	December 31, 2025	December 31, 2024
Opening balance	$241,769	$149,000
Additions (new agreements)	280,818	143,897
Payments	(253,559)	(51,128)
Ending balance	$269,028	$241,769
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AE.    RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

1.In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires entities to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid.The Company adopted the ASU on a prospective basis . See Note 18.

2.The Company early adopted FASB ASU 2025-12 (Codification Improvements) Issue 20, Clarify Guidance for the Transfer of Receivables from Contracts with Customers. Issue 20 specifies that receivables arising from customer contracts (before performance obligations are complete) are financial assets, and thus any transfers of such receivables fall under ASC 860. The adoption of Issue 20 did not have a material effect on the Company’s consolidated financial statements. See Note 3.

AF.    RECENT ACCOUNTING PRONOUNCEMENTS

1.In November 2024, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires an entity to disclose the amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization included in each relevant expense caption. It also requires an entity to include certain amounts that are already required to be disclosed under current GAAP in the same disclosure. Additionally, it requires an entity to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and to disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. An entity may apply the amendments prospectively for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. the Company currently evaluating the impact of ASU 2024-03 and expect the standard will only impact the disclosures with no material impact on operating results, financial position, or cash flows.

2.In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance is effective for the Company beginning December 15, 2025, with early adoption permitted. The Company does not expect the adoption to have a material impact on its consolidated financial statements.

3.In September 2025, the FASB issued ASU 2025-06, Intangible - Goodwill and Other Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software, which modernizes the accounting guidance for costs to develop software for internal use. It removes the previous development stage model and introduces a more judgment-based approach. The guidance is effective for the Company for the beginning December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statement disclosures.

4.In November 2025, the FASB issued ASU 2025-09 to amend the guidance in Derivatives and Hedging (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating the impact on its financial statement disclosures.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AF.    RECENT ACCOUNTING PRONOUNCEMENTS

5.In December 2025, the FASB issued ASU 2025-12 Codification Improvements to address suggestions received from stakeholders on the Accounting Standards Codification and to make other incremental improvements to U.S. GAAP. The update represents changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. The amendments make the Codification easier to understand and apply. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company early adopted ASU 2025-12 as discussed above. Other than that, the Company is currently evaluating the impact on its consolidated financial statements.

6.In December 2025, the FASB issued ASU 2025-11 to amend the guidance in Interim Reporting (Topic 270). The update provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. The amendments do not change the underlying objectives of interim reporting but are designed to enhance clarity in application. The guidance is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. The Company is currently evaluating the impact on its consolidated financial statements.

7.In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The amendments introduced two permitted approaches for asset-related grants: a deferred income approach or a cost accumulation approach. The guidance is effective for the Company beginning December 15, 2028, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements.

Reclassifications	RECLASSIFICATIONS Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.